UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23226

ACTIVE WEIGHTING FUNDS ETF TRUST
(Exact name of registrant as specified in charter)

200 Vesey Street, 24th Floor

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Clements

Active Weighting Advisors LLC

200 Vesey Street, 24th Floor

New York, NY 10281
(Name and address of agent for service)

Copies to:

John McGuire

Morgan Lewis & Brockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004-2541

Registrant's telephone number, including area code: (646)-952-8687

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith

Active Weighting Funds ETF Trust

Schedule of Investments

Democratic Policies Fund

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS(a) — 100.3%
Consumer Discretionary — 5.9%
H&R Block, Inc.	2,560	$67,021
Houghton Mifflin Harcourt Co.*	5,772	56,277
		123,298
Consumer Staples — 7.0%
Costco Wholesale Corp.	404	74,509
Hormel Foods Corp.	2,024	73,775
		148,284
Energy — 3.0%
Renewable Energy Group, Inc. *	5,612	63,696
Financials — 9.6%
First American Financial Corp.	1,288	71,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,668	63,418
Nelnet, Inc., Class A	1,264	67,713
		202,731
Health Care — 23.6%
Allscripts Healthcare Solutions, Inc.*	4,644	66,409
Cerner Corp.*	876	61,924
HCA Healthcare, Inc.*	864	73,440
HealthSouth Corp.	1,428	71,329
Molina Healthcare, Inc.*	1,052	82,309
Teladoc, Inc.*	2,008	74,497
Universal Health Services, Inc., Class B	612	66,310
		496,218
Industrials — 16.1%
AECOM*	1,808	67,800
Huntington Ingalls Industries, Inc.	276	66,701
ICF International, Inc.*	1,168	63,131
Middleby Corp.*	516	65,800
On Assignment, Inc.*	1,168	74,705
		338,137
Information Technology — 20.1%
Broadridge Financial Solutions, Inc.	780	70,403
CSRA, Inc.	2,056	59,480
First Solar, Inc.*	1,356	84,207
MAXIMUS, Inc.	988	68,251
SunPower Corp.*	9,268	76,554
Western Union Co.	3,260	64,189
		423,084
Real Estate — 9.0%
Education Realty Trust, Inc. REIT	1,724	63,047
Government Properties Income Trust REIT	3,312	61,769
Welltower, Inc. REIT	944	63,682
		188,498
Utilities — 6.0%
Ormat Technologies, Inc.	1,028	67,385
Pattern Energy Group, Inc.	2,612	58,875
		126,260
TOTAL COMMON STOCKS
(Cost $1,996,063)		2,110,206
MONEY MARKET FUND — 0.3%
Dreyfus Government Securities Cash Management , 0.97%(b)
(Cost $6,558)	6,558	6,558
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $2,002,621)		2,116,764
Securities Sold, Not Yet Purchased – (6.3)%
COMMON STOCKS — (6.3)%
Consumer Discretionary — (2.2)%
Adtalem Global Education, Inc.	(561)	(23,254)
Strayer Education, Inc.	(226)	(22,426)
		(45,680)
Financials — (4.1)%
Goldman Sachs Group, Inc.	(84)	(20,802)
Green Dot Corp., Class A	(375)	(23,175)
ServisFirst Bancshares, Inc.	(495)	(20,785)
SLM Corp.	(1,866)	(21,589)
		(86,351)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(120,738)]		(132,031)

TOTAL INVESTMENTS — 94.3%
(Cost $1,881,883)		$1,984,733
Other assets and liabilities, net — 5.7%		120,359
NET ASSETS — 100.0%		$2,105,092

Active Weighting Funds ETF Trust

Schedule of Investments

Democratic Policies Fund (Continued)

November 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	A portion or all of the security has been segregated as collateral for securities sold short. At November 30, 2017, the aggregate value of these securities pledged amounted to $212,116, representing 10.1% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$2,110,206	$–	$–	$2,110,206
Money Market Fund	6,558	–	–	6,558
TOTAL	$2,116,764	$–	$–	$2,116,764

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$(132,031)	$–	$–	$(132,031)
TOTAL	$(132,031)	$–	$–	$(132,031)

(c)	See Schedule of Investments for additional detailed categorizations.

Active Weighting Funds ETF Trust

Schedule of Investments

Republican Policies Fund

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS(a) — 100.6%
Energy — 17.1%
Arch Coal, Inc., Class A	973	$80,331
Cheniere Energy, Inc.*	1,443	69,725
Diamondback Energy, Inc.*	667	72,910
Matador Resources Co.*	2,617	74,846
Patterson-UTI Energy, Inc.	3,305	71,355
		369,167
Financials — 19.6%
E*TRADE Financial Corp.*	1,544	74,328
F.N.B Corp.	4,857	68,921
Morgan Stanley	1,401	72,306
Northern Trust Corp.	727	71,086
Virtu Financial, Inc., Class A	3,980	64,874
Zions Bancorporation	1,452	71,946
		423,461
Health Care — 2.9%
Gilead Sciences, Inc.	836	62,516
Industrials — 28.7%
Aerovironment, Inc.*	1,272	57,978
Air Lease Corp.	1,524	65,989
Granite Construction, Inc.	1,159	76,923
KBR, Inc.	3,832	71,850
Lockheed Martin Corp.	210	67,015
Primoris Services Corp.	2,317	64,853
Quanta Services, Inc.*	1,817	68,864
Raytheon Co.	361	69,005
WW Grainger, Inc.	353	78,123
		620,600
Information Technology — 13.5%
FLIR Systems, Inc.	1,583	73,736
OSI Systems, Inc.*	709	61,442
Qualys, Inc.*	1,327	78,160
Teradata Corp.*	2,041	77,579
		290,917
Materials — 16.0%
Cleveland-Cliffs, Inc.*	8,968	59,727
LyondellBasell Industries NV, Class A	693	72,557
Martin Marietta Materials, Inc.	331	68,977
United States Steel Corp.	2,480	71,721
Vulcan Materials Co.	583	73,254
		346,236
Real Estate — 2.8%
CoreCivic, Inc. REIT	2,613	61,432
TOTAL COMMON STOCKS
(Cost $2,098,569)		2,174,329

MONEY MARKET FUND — 0.1%
Dreyfus Government Securities Cash Management , 0.97%(b)
(Cost $1,570)	1,570	1,570
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $2,100,139)		2,175,899
Securities Sold, Not Yet Purchased – (6.6)%
COMMON STOCKS — (6.6)%
Health Care — (1.2)%
Molina Healthcare, Inc.	(329)	(25,741)
Industrials — (2.0)%
ICF International, Inc.	(385)	(20,809)
Kansas City Southern	(204)	(22,877)
		(43,686)
Information Technology — (3.4)%
Endurance International Group Holdings, Inc.	(2,581)	(24,132)
First Solar, Inc.	(440)	(27,324)
MAXIMUS, Inc.	(321)	(22,175)
		(73,631)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(126,080)]		(143,058)

TOTAL INVESTMENTS — 94.1%
(Cost $1,974,059)		$2,032,841
Other assets and liabilities, net — 5.9%		128,166
NET ASSETS — 100.0%		$2,161,007

Active Weighting Funds ETF Trust

Schedule of Investments

Republican Policies Fund (Continued)

November 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	A portion or all of the security has been segregated as collateral for securities sold short. At November 30, 2017, the aggregate value of these securities pledged amounted to $219,535, representing 10.2% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$2,174,329	$–	$–	$2,174,329
Money Market Fund	1,570	–	–	1,570
TOTAL	$2,175,899	$–	$–	$2,175,899

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$(143,058)	$–	$–	$(143,058)
TOTAL	$(143,058)	$–	$–	$(143,058)

(c)	See Schedule of Investments for additional detailed categorizations.

Active Weighting Funds ETF Trust

Schedule of Investments

U.S. Tax Reform Fund

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 12.0%
Caleres, Inc.	2,716	$88,650
CarMax, Inc.*	1,008	69,461
Denny's Corp.*	5,837	79,092
Ford Motor Co.	6,088	76,222
		313,425
Energy — 8.7%
Cimarex Energy Co.	614	71,292
Matador Resources Co.*	2,787	79,708
Phillips 66	800	78,048
		229,048
Financials — 14.5%
Brown & Brown, Inc.	1,493	76,516
M&T Bank Corp.	434	73,324
PacWest Bancorp	1,578	75,208
Wintrust Financial Corp.	904	75,800
Zions Bancorporation	1,623	80,420
		381,268
Health Care — 9.0%
Magellan Health, Inc.*	896	75,712
Quest Diagnostics, Inc.	799	78,669
United Therapeutics Corp.*	630	81,894
		236,275
Industrials — 27.2%
Air Lease Corp.	1,703	73,740
AMERCO	194	71,910
Copart, Inc.*	2,067	89,212
Expeditors International of Washington, Inc.	1,263	81,817
Gorman-Rupp Co.	2,320	76,397
Kforce, Inc.	3,236	84,136
Quanta Services, Inc.*	2,028	76,861
Southwest Airlines Co.	1,283	77,840
WW Grainger, Inc.	375	82,991
		714,904
Information Technology — 14.6%
Benchmark Electronics, Inc.*	2,133	65,056
EchoStar Corp., Class A*	1,373	82,174
Fiserv, Inc.*	595	78,213
Qualys, Inc.*	1,309	77,100
Teradata Corp.*	2,087	79,327
		381,870
Materials — 8.1%
AdvanSix, Inc.*	1,698	73,099
AK Steel Holding Corp.*	13,064	63,621

LyondellBasell Industries NV, Class A	710	74,337
		211,057
Utilities — 5.8%
Ameren Corp.	1,209	77,328
NiSource, Inc.	2,751	75,735
		153,063
TOTAL COMMON STOCKS
(Cost $2,568,696)		2,620,910
MONEY MARKET FUND — 0.1%
Dreyfus Government Securities Cash Management , 0.97%(a)
(Cost $2,634)	2,634	2,634
TOTAL INVESTMENTS — 100.0%
(Cost $2,571,330)		$2,623,544
Other assets and liabilities, net — 0.0%(b)		1,308
NET ASSETS — 100.0%		$2,624,852

Active Weighting Funds ETF Trust

Schedule of Investments

U.S. Tax Reform Fund (Continued)

November 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.
(b)	Less than 0.05%.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$2,620,910	$–	$–	$2,620,910
Money Market Fund	2,634	–	–	2,634
TOTAL	$2,623,544	$–	$–	$2,623,544

(c)	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACTIVE WEIGHTING FUNDS ETF TRUST

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	1/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	1/26/2018

By (Signature and Title)*	/s/ Matthew Clements
Matthew Clements, Principal Financial Officer
(principal financial officer)

Date	1/26/2018

*	Print the name and title of each signing officer under his or her signature.